Trade Payables	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade Payables
17. Trade Payables

	12/31/2019	12/31/2018
Domestic suppliers	1,897,256	2,079,010
Domestic suppliers – reverse factoring (i)	455,950	73,169
Foreign suppliers	261,222	472,597
Foreign suppliers – reverse factoring (i)	85,643	106,901

	2,700,071	2,731,677

(i)
Suppliers – reverse factoring: some subsidiaries of the Company entered into an agreements with a financial institutions, which consists of the anticipation of receipt of the trade payables by the supplier, in which the financial institutions prepay a certain amount from the supplier, and receives on the maturity date the amount payable by the subsidiaries of the Company. The decision to join this transaction is solely and exclusively of the supplier. The agreement does not substantially change the main characteristics of the commercial conditions previously established between the subsidiaries of the Company and the suppliers. These transactions are presented in operating activities in the statements of cash flow.

Some Company’s subsidiaries acquire
oil-based
fuels and LPG from Petrobras and its subsidiaries and ethylene from Braskem S.A. These suppliers control almost all the markets for these products in Brazil.